NOTE 3 - PRIVATE PLACEMENT OF EQUITY	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Equity [Abstract]
NOTE 3 - PRIVATE PLACEMENT OF EQUITY

NOTE 3 - PRIVATE PLACEMENTS OF EQUITY

During the nine months ended September 30, 2013, the Company sold 875,000 common shares for a cash investment of $87,500. The company received $10,000 for stock issued in 2012 and recorded as subscription receivable.

During the nine months ended September 30, 2013, the Company raised $120,000 with the exercise of warrants covering 800,000 shares of its common stock at a price of $0.15 per share.

During the nine months ended September 30, 2013, 100,000 stock options were exercised at a price of $0.11 per share for cash proceeds of $11,000.

During the nine months ended September 30, 2013, the Company issued an aggregate of 7,675,800 shares of common stock as payment for services rendered with an aggregate value of $2,609,332, $160,867 of which was recorded as deferred compensation as of September 30, 2013.

During the nine months ended September 30, 2013, the Company issued 1,500,000 common shares for a cash investment of $150,000 which was received in 2012. The shares were not issued as of December 31, 2012, and were recorded as common stock subscribed but not yet issued at December 31, 2012.

During the nine months ended September 30, 2012, the Company issued 1,000,000 common shares for a cash investment of $250,000.

During the nine months ended September 30, 2012, the Company issued an aggregate of 3,323,382 shares of common stock as payment for services rendered with an aggregate value of $299,333.

During the nine months ended September 30, 2012, the Company raised $7,500 with the exercise of options covering 150,000 shares of its common stock at a price of $0.05 per share.

NOTE 3 - PRIVATE PLACEMENTS OF EQUITY

During the year ended December 31, 2011, the Company issued an aggregate of 5,348,619 shares of common stock as payment for services rendered with an aggregate value of $1,093,482.

During the year ended December 31, 2011, the Company raised $118,446 with the exercise of warrants covering 1,160,804 shares of its common stock at a price per share ranging from $0.01 to $0.15 per share.

During the year ended December 31, 2011, the Company raised $58,000 with the exercise of options covering 928,529 shares of its common stock at a price ranging from $0.05 to $0.30 per share. 128,529 of those shares were exercised on a cashless basis by the surrender to the Company of an aggregate of 131,747 options with a value of $38,558 being equal to the difference in price between the exercise price and the market price on the date of exercise.

During the year ended December 31, 2011, the Company issued 4,333,331 common shares for a cash investment of $150,000. Included in these shares were 3,333,331 in shares from the prior year that were issued for $400,000.

During the year ended December 31, 2012, the Company sold 3,200,000 common shares for a cash investment of $470,000. $10,000 from the 4th quarter financing was not received until 2013 and 1,500,000 shares were subscribed but not yet issued at December 31, 2012.

During the year ended December 31, 2012, the Company issued an aggregate of 2,575,925 shares of common stock as payment for services rendered with an aggregate value of $374,184, $12,500 of which was deferred and performed in the first quarter in 2013. The Company also issued an aggregate of 525,000 shares of common stock for services rendered in prior years.

During the year ended December 31, 2012, the Company raised $7,500 with the exercise of options covering 150,000 shares of its common stock at a price of $0.05 per share.